Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Unrecognized tax benefit	$ 127	$ 128	$ 131	$ 118
Unrecognized tax benefits decreases resulting from settlements with taxing authorities and from lapse of applicable statute of limitations	1
Decrease of income tax expense in the current year	1
Unrecognized Tax Benefits Period Increase Decrease Recorded as Reduction in income tax expense	127
Decrease in balance of unrecognized tax benefits associated with reduction in tax		2	9
Unrecognized tax benefits that would reduce income tax	0.4
Accrued income tax interest and penalties related to unrecognized tax benefit	8
Operating loss carry forward potential benefit	51	25	14
Foreign tax credit	300
Excess foreign tax credit, valuation allowance	101
Net deferred tax liabilities	1,859	1,568	1,463
Undistributed earnings of foreign subsidiaries	6,045	4,620
Carry forward expiration year 2018 [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forward	73
Carry forward expiration year 2020 [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forward	71
Carry forward expiration year 2022 [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forward	142
Carry forward expiration year 2023 [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forward	14
Foreign Country [Member]
Income Tax Contingency [Line Items]
Decrease in balance of unrecognized tax benefits associated with reduction in tax	54
Net operating loss carry forward	170
Income tax interest and penalties related to unrecognized tax benefit	44
Operating loss carry forward potential benefit	22
Operating loss carry forward valuation allowance	22
Foreign Country [Member] | Carry forward expiration year 2014 [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forward	1
Foreign Country [Member] | Carry forward expiration year 2015 [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forward	9
Foreign Country [Member] | Carry forward expiration year 2016 [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forward	7
Foreign Country [Member] | Carry forward expiration year 2017 [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forward	4
Foreign Country [Member] | Carry forward expiration year 2018 [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forward	14
Foreign Country [Member] | Carry forward expiration year 2020 [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forward	12
Foreign Country [Member] | Carry forward expiration year 2021 [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forward	21
Foreign Country [Member] | Carry forward expiration year 2022 [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forward	20
Foreign Country [Member] | Carry forward expiration year 2023 [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forward	1
Foreign Country [Member] | Operating Loss Carry Forward indefinitely [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forward	81
Domestic Country [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forward	20
Income tax interest and penalties related to unrecognized tax benefit	7
Operating loss carry forward potential benefit	7
Operating loss carry forward valuation allowance	7
Domestic Country [Member] | Carry Forward Expiration Year 2025 [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forward	4
Domestic Country [Member] | Carry Forward Expiration Year 2026 [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forward	13
Domestic Country [Member] | Carry Forward Expiration Year 2027 [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forward	1
Domestic Country [Member] | Carry Forward Expiration Year 2029 [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forward	1
Domestic Country [Member] | Carry Forward Expiration Year 2030 [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forward	1
Robbins and Myers [Member]
Income Tax Contingency [Line Items]
Net deferred tax liabilities	$ 371